Investment Objectives and Goals	Dec. 29, 2025
Thornburg Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	THORNBURG CORE PLUS BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thornburg Core Plus Bond ETF (the “Fund”) seeks total return, consisting of income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.
Thornburg Multi Sector Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	THORNBURG MULTI SECTOR BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thornburg Multi Sector Bond ETF (the “Fund”) seeks total return, consisting of income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.
Thornburg International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	THORNBURG INTERNATIONAL EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thornburg International Equity ETF (the “Fund”) seeks long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.
Thornburg International Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	THORNBURG INTERNATIONAL GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thornburg International Growth ETF (the “Fund”) seeks long-term capital growth. The Fund’s investment objective may be changed without shareholder approval.